Revenues	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
REVENUES

NOTE 5 - REVENUES:

a.	Revenues by product:

	Six month ended		Year ended
	June 30,		December 31,
	2019	2018	2018
	Unaudited		Audited
	USD in thousands
MUSE™ system and related equipment	-	21	44
Miniature camera and related equipment	59	100	175
Development and other services	85	-	217
Total	144	121	436

b.	Major customers

Set forth below is a breakdown of Company's revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Six month ended		Year ended
	June 30,		December 31,
	2019	2018	2018
	USD in thousands
Customer A	85		134

Customer B		5	92

Customer C		13

Customer D		21

Customer E		16